Subsequent events	12 Months Ended
Jun. 30, 2021
Subsequent events
Subsequent events

40 Subsequent events

(a) Dividends

After the reporting date, dividends of US$0.156 per share were approved by the board of directors of the Company in August 2021. Total dividends declared amounted to US$47,178,000 (equivalent to RMB306,256,000) which have not been recognized as liabilities as of June 30, 2021.